                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-08031

                        SELIGMAN VALUE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 6/30

Semiannual Report
                                                                 (SELIGMAN LOGO)

SELIGMAN VALUE FUND SERIES, INC.
SELIGMAN LARGE-CAP VALUE FUND
SELIGMAN SMALLER-CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JUNE 30, 2009


EACH FUND EMPLOYS A VALUE APPROACH TO SEEKING LONG-
TERM CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

  Seligman Large-Cap Value Fund....    2

  Seligman Smaller-Cap Value Fund..    7

Fund Expenses Examples.............   12

Portfolio of Investments...........   15

Statements of Assets and
  Liabilities......................   23

Statements of Operations...........   25

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   30

Notes to Financial Statements......   40

Proxy Voting.......................   54

Change in Independent Registered
  Public Accounting Firm...........   55



RIVERSOURCE FAMILY OF FUNDS
The RiverSource Family of Funds includes funds branded
"RiverSource," "RiverSource Partners," "Seligman" and
"Threadneedle." These funds share the same Board of Directors/Trustees and officers.


--------------------------------------------------------------------------------
                         SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman Large-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Large-Cap Value Fund (the Fund) Class A shares gained 6.65%
  (excluding sales charge) for the six-month period ended June 30, 2009.

> The Fund significantly outperformed its benchmark, the Russell 1000(R) Value
  Index, which declined 2.87% during the same six-month period.

> The Fund also significantly outperformed its peer group, as represented by the Lipper Large-Cap Value Funds Average, which rose 0.94% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                 6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------
Seligman Large-Cap Value Fund
  Class A (excluding sales
  charge)                          +6.65%   -24.64%   -7.21%   -0.12%   +0.14%
-------------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                      -2.87%   -29.03%  -11.11%   -2.13%   -0.15%
-------------------------------------------------------------------------------
S&P 500 Index(2) (unmanaged)       +3.16%   -26.21%   -8.22%   -2.24%   -2.22%
-------------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Average(3)                       +0.94%   -26.94%   -9.95%   -2.39%   -0.62%
-------------------------------------------------------------------------------
Lipper Multi-Cap Value Funds
  Average(4)                       +4.51%   -26.87%  -10.73%   -2.45%   +1.26%
-------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800)221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in sales charges and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

The indices and the averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.
(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper's U.S. Diversified Equity large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P 500 Index. The average reflects reinvestment of all distributions and changes in market prices.
(4) The Lipper Multi-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SuperComposite 1500 Index. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                         SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Large-Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/25/97)                  +6.65%   -24.64%   -7.21%   -0.12%   +0.14%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                  +6.24%   -25.18%   -7.88%   -0.85%   -0.61%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  +6.24%   -25.17%   -7.85%   -0.84%   -0.60%        N/A
-------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                  +6.50%   -24.83%   -7.47%   -0.38%     N/A       +5.06%
-------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                 +6.93%   -24.19%   -6.68%   +0.46%     N/A       +0.57%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/25/97)                  +0.48%   -28.96%   -9.03%   -1.30%   -0.46%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                  +1.24%   -28.91%   -8.80%   -1.25%   -0.61%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                  +5.24%   -25.92%   -7.85%   -0.84%   -0.60%        N/A
-------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Prior to June 13, 2009, Class R2 (formerly Class R) shares were offered with a 1% CDSC. Class R2 and Class R5 are available to qualifying institutional investors only.

The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.


--------------------------------------------------------------------------------
4  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     10.3%
------------------------------------------------
Consumer Staples                           13.8%
------------------------------------------------
Energy                                      9.0%
------------------------------------------------
Financials                                 32.8%
------------------------------------------------
Health Care                                11.5%
------------------------------------------------
Industrials                                12.4%
------------------------------------------------
Information Technology                      3.9%
------------------------------------------------
Materials                                   4.0%
------------------------------------------------
Utilities                                   2.0%
------------------------------------------------
Other(2)                                    0.3%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

A portfolio with fewer holdings, such as Seligman Large-Cap Value Fund, may be subject to greater volatility than a portfolio with a greater number of holdings.


--------------------------------------------------------------------------------
                         SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Large-Cap Value Fund

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Bank of America                             5.6%
------------------------------------------------
Tyson Foods Cl A                            4.1%
------------------------------------------------
MetLife                                     4.0%
------------------------------------------------
Unum Group                                  4.0%
------------------------------------------------
Gap                                         3.9%
------------------------------------------------
Morgan Stanley                              3.9%
------------------------------------------------
Juniper Networks                            3.9%
------------------------------------------------
Travelers Companies                         3.4%
------------------------------------------------
JPMorgan Chase & Co                         3.2%
------------------------------------------------
Bank of New York Mellon                     3.2%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman Smaller-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman Smaller-Cap Value Fund (the Fund) Class A shares gained 8.23%
  (excluding sales charge) for the six-month period ended June 30, 2009.

> The Fund significantly outperformed its benchmark, the Russell 2000(R) Value
  Index, which declined 5.17% during the same six-month period.

> The Fund outperformed its peer group, as represented by the Lipper Small-Cap
  Core Funds Average, which rose 6.30% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2009)
--------------------------------------------------------------------------------


                                 6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund
  Class A (excluding sales
  charge)                          +8.23%   -24.09%   -8.33%   -2.36%   +4.32%
-------------------------------------------------------------------------------
Russell 2000 Value Index(1)
  (unmanaged)                      -5.17%   -25.24%  -12.07%   -2.27%   +5.00%
-------------------------------------------------------------------------------
Lipper Small-Cap Core Funds
  Average(2)                       +6.30%   -25.41%  -10.08%   -1.63%   +4.35%
-------------------------------------------------------------------------------
Lipper Small-Cap Value Funds
  Average(3)                       +4.70%   -24.24%  -10.71%   -1.70%   +5.24%
-------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com or calling 1(800)221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in sales charges and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
                         SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Smaller-Cap Value Fund

The index and the averages do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.
(1) The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SmallCap 600 Index. The average reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Small-Cap Value Funds Average measures the performance of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's U.S. Diversified Equity small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value relative to the S&P SmallCap 600 Index. The average reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
8  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2009
                                                                              SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  4/25/97)                   +8.23%   -24.09%   -8.33%   -2.36%   +4.32%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                   +7.90%   -24.68%   -9.02%   -3.09%   +3.55%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                   +7.89%   -24.66%   -8.98%   -3.06%   +3.56%        N/A
--------------------------------------------------------------------------------------
Class R2 (inception
  4/30/03)                   +8.15%   -24.23%   -8.55%   -2.60%     N/A       +4.57%
--------------------------------------------------------------------------------------
Class R5 (inception
  11/30/01)                  +8.75%   -23.46%   -7.74%   -1.75%     N/A       +3.73%
--------------------------------------------------------------------------------------

With sales charge
Class A (inception
  4/25/97)                   +2.04%   -28.43%  -10.12%   -3.50%   +3.71%        N/A
--------------------------------------------------------------------------------------
Class B (inception
  4/25/97)                   +2.90%   -28.39%   -9.70%   -3.36%   +3.55%        N/A
--------------------------------------------------------------------------------------
Class C (inception
  5/27/99)                   +6.89%   -25.40%   -8.98%   -3.06%   +3.56%        N/A
--------------------------------------------------------------------------------------



 *Not annualized.
**For classes with less than 10 years performance.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R2 and Class R5 shares. Prior to June 13, 2009, Class R2 (formerly Class R) shares were offered with a 1% CDSC. Class R2 and Class R5 are available to qualifying institutional investors only.

The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.


--------------------------------------------------------------------------------
                         SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

Seligman Smaller-Cap Value Fund

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

SECTOR DIVERSIFICATION(1) (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     11.7%
------------------------------------------------
Consumer Staples                            8.2%
------------------------------------------------
Energy                                      3.3%
------------------------------------------------
Financials                                 18.0%
------------------------------------------------
Health Care                                 6.1%
------------------------------------------------
Industrials                                28.1%
------------------------------------------------
Information Technology                     20.5%
------------------------------------------------
Materials                                   4.1%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of June 30, 2009. The Fund's composition is subject to change.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

A portfolio with fewer holdings, such as Seligman Smaller-Cap Value Fund, may be subject to greater volatility than a portfolio with a greater number of holdings. Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
10  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Smaller-Cap Value Fund

TOP TEN HOLDINGS (at June 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Lincoln Natl                                4.2%
------------------------------------------------
F5 Networks                                 4.2%
------------------------------------------------
Fred's Cl A                                 3.7%
------------------------------------------------
Cubic                                       3.6%
------------------------------------------------
Quest Software                              3.6%
------------------------------------------------
Herbalife                                   3.3%
------------------------------------------------
Varian Semiconductor Equipment Associates   3.1%
------------------------------------------------
Lawson Software                             3.0%
------------------------------------------------
Delta Air Lines                             3.0%
------------------------------------------------
Texas Roadhouse Cl A                        3.0%
------------------------------------------------


Excludes cash & cash equivalents.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
12  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman Large-Cap Value Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,066.50        $10.35         2.02%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.78        $10.09         2.02%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,062.40        $14.01         2.74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,011.21        $13.66         2.74%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,062.40        $14.16         2.77%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,011.06        $13.81         2.77%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,065.00        $11.67         2.28%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.49        $11.38         2.28%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,069.30        $ 6.98         1.36%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.05        $ 6.80         1.36%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: +6.65% for Class A, +6.24% for Class B, +6.24% for Class C, +6.50% for Class R2 and +6.93% for Class R5.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Seligman Smaller-Cap Value Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2009  JUNE 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,082.30        $12.08(c)      2.34%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.19        $11.68(c)      2.34%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,079.00        $16.03(c)      3.11%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,009.37        $15.49(c)      3.11%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,078.90        $15.98(c)      3.10%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,009.42        $15.45(c)      3.10%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,081.50        $13.32(c)      2.58%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,012.00        $12.87(c)      2.58%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,087.50        $ 7.45(c)      1.44%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.65        $ 7.20(c)      1.44%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2009: +8.23% for Class A, +7.90% for Class B, +7.89% for Class C, +8.15% for Class R2 and +8.75% for Class R5.
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 11, 2010, unless sooner terminated at the discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.33% for Class A, 2.10% for Class B, 2.09% for Class C, 1.68% for Class R2 and 0.93% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change will be effective Aug. 10, 2009. Had this change been in place for the entire six month period ended June 30, 2009, the actual expenses paid would have been $6.87 for Class A, $10.83 for Class B, $10.77 for Class C, $8.67 for Class R2, and $4.81 for Class R5; the hypothetical expenses paid would have been $6.66 for Class A, $10.49 for Class B, $10.44 for Class C, $8.40 for Class R2 and $4.66 for Class R5.


--------------------------------------------------------------------------------
14  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Seligman Large-Cap Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (8.7%)
General Dynamics                                       65,000              $3,600,350
Honeywell Intl                                        125,000               3,925,000
United Technologies                                    84,500               4,390,620
                                                                      ---------------
Total                                                                      11,915,970
-------------------------------------------------------------------------------------

CAPITAL MARKETS (7.1%)
Bank of New York Mellon                               150,000               4,396,500
Morgan Stanley                                        188,000               5,359,880
                                                                      ---------------
Total                                                                       9,756,380
-------------------------------------------------------------------------------------

CHEMICALS (4.0%)
EI du Pont de Nemours & Co                            130,000               3,330,600
Praxair                                                30,000               2,132,100
                                                                      ---------------
Total                                                                       5,462,700
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.5%)
US Bancorp                                            188,000               3,368,960
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.9%)
Juniper Networks                                      225,000(b)            5,310,000
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.8%)
Bank of America                                       580,000               7,656,000
JPMorgan Chase & Co                                   130,000               4,434,300
                                                                      ---------------
Total                                                                      12,090,300
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (4.2%)
Costco Wholesale                                       80,000               3,656,000
Wal-Mart Stores                                        44,000               2,131,360
                                                                      ---------------
Total                                                                       5,787,360
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.1%)
Tyson Foods Cl A                                      450,000               5,674,500
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.9%)
Baxter Intl                                            80,000               4,236,800
Medtronic                                             112,000               3,907,680
                                                                      ---------------
Total                                                                       8,144,480
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.1%)
Humana                                                131,000(b)            4,226,060
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.0%)
AES                                                   240,000(b)            2,786,400
-------------------------------------------------------------------------------------

INSURANCE (14.4%)
MetLife                                               185,000               5,551,850
Prudential Financial                                  112,000               4,168,640
Travelers Companies                                   113,000               4,637,520
Unum Group                                            350,000               5,551,000
                                                                      ---------------
Total                                                                      19,909,010
-------------------------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                                            40,000               1,321,600
-------------------------------------------------------------------------------------

MULTILINE RETAIL (3.1%)
JC Penney                                             150,000               4,306,500
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.0%)
Chevron                                                50,000               3,312,500
Marathon Oil                                          130,000               3,916,900
Valero Energy                                         118,000               1,993,020
Williams Companies                                    200,000               3,122,000
                                                                      ---------------
Total                                                                      12,344,420
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.5%)
Bristol-Myers Squibb                                  170,000               3,452,700
-------------------------------------------------------------------------------------

ROAD & RAIL (2.8%)
CSX                                                    50,000               1,731,500
Union Pacific                                          40,000               2,082,400
                                                                      ---------------
Total                                                                       3,813,900
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (7.1%)
Gap                                                   330,000               5,412,000
Lowe's Companies                                      225,000               4,367,250
                                                                      ---------------
Total                                                                       9,779,250
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Large-Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TOBACCO (5.4%)
Altria Group                                          188,000              $3,081,320
Philip Morris Intl                                    100,000               4,362,000
                                                                      ---------------
Total                                                                       7,443,320
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $160,107,462)                                                     $136,893,810
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.30%               472,287(c)             $472,287
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $472,287)                                                             $472,287
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $160,579,749)(d)                                                  $137,366,097
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2009.

(d) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $160,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $9,528,000
     Unrealized depreciation                         (32,742,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(23,214,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
16  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Large-Cap Value Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Equity Securities
  Common Stocks             $136,893,810(a)     $--           $--      $136,893,810
-----------------------------------------------------------------------------------
Total Equity Securities      136,893,810         --            --       136,893,810
-----------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund                  472,287(b)      --            --           472,287
-----------------------------------------------------------------------------------
Total Other                      472,287         --            --           472,287
-----------------------------------------------------------------------------------
Total                       $137,366,097        $--           $--      $137,366,097
-----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
18  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

Seligman Smaller-Cap Value Fund
JUNE 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.6%)
Cubic                                                 122,000              $4,366,380
-------------------------------------------------------------------------------------

AIRLINES (5.1%)
Continental Airlines Cl B                             280,000(b)            2,480,800
Delta Air Lines                                       625,000(b)            3,618,750
                                                                      ---------------
Total                                                                       6,099,550
-------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Central European Distribution                         100,000(b)            2,657,000
-------------------------------------------------------------------------------------

CHEMICALS (1.2%)
Minerals Technologies                                  40,000               1,440,800
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.4%)
Brink's                                                75,000               2,177,250
Waste Connections                                     120,000(b)            3,109,200
                                                                      ---------------
Total                                                                       5,286,450
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.2%)
F5 Networks                                           145,000(b)            5,015,550
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.5%)
Shaw Group                                            110,000(b)            3,015,100
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.9%)
Owens-Illinois                                        125,000(b)            3,501,250
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.1%)
Sotheby's                                             180,000               2,539,800
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.4%)
Belden                                                130,000               2,171,000
EnerSys                                               180,000(b)            3,274,200
SunPower Cl B                                          45,000(b)            1,077,750
Thomas & Betts                                         80,000(b)            2,308,800
                                                                      ---------------
Total                                                                       8,831,750
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.3%)
Exterran Holdings                                     100,000(b)            1,604,000
TETRA Technologies                                    300,000(b)            2,388,000
                                                                      ---------------
Total                                                                       3,992,000
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.7%)
Smithfield Foods                                      235,000(b)            3,282,950
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Analogic                                               22,900                 846,155
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
WellCare Health Plans                                 170,034(b)            3,143,929
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (2.8%)
Eclipsys                                              190,000(b)            3,378,200
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.9%)
Penn Natl Gaming                                      120,000(b)            3,493,200
Texas Roadhouse Cl A                                  330,000(b)            3,600,300
                                                                      ---------------
Total                                                                       7,093,500
-------------------------------------------------------------------------------------

INSURANCE (18.2%)
Aspen Insurance Holdings                              152,000(c)            3,395,680
Endurance Specialty Holdings                          114,000(c)            3,340,200
Hanover Insurance Group                                91,000               3,468,010
Infinity Property & Casualty                           90,000               3,281,400
Lincoln Natl                                          295,000               5,076,950
WR Berkley                                            145,000               3,113,150
                                                                      ---------------
Total                                                                      21,675,390
-------------------------------------------------------------------------------------

IT SERVICES (2.3%)
CACI Intl Cl A                                         65,000(b)            2,776,150
-------------------------------------------------------------------------------------

MACHINERY (2.3%)
Mueller Inds                                          135,000               2,808,000
-------------------------------------------------------------------------------------

MULTILINE RETAIL (3.7%)
Fred's Cl A                                           350,000               4,410,000
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Smaller-Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PERSONAL PRODUCTS (3.3%)
Herbalife                                             124,500(c)           $3,926,730
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.6%)
School Specialty                                      155,000(b)            3,132,550
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.6%)
Cypress Semiconductor                                 228,000(b)            2,097,600
ON Semiconductor                                      450,000(b)            3,087,000
Varian Semiconductor Equipment Associates             158,000(b)            3,790,420
                                                                      ---------------
Total                                                                       8,975,020
-------------------------------------------------------------------------------------

SOFTWARE (6.6%)
Lawson Software                                       650,000(b)            3,627,000
Quest Software                                        307,000(b)            4,279,580
                                                                      ---------------
Total                                                                       7,906,580
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.2%)
Aegean Marine Petroleum Network                        15,300(c)              231,030
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $123,474,519)                                                     $120,331,814
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $123,474,519)(d)                                                  $120,331,814
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 9.1% of net assets.

(d) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $123,475,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $21,213,000
     Unrealized depreciation                         (24,356,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(3,143,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
20  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman Smaller-Cap Value Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

                                         FAIR VALUE AT JUNE 30, 2009
                          ---------------------------------------------------------
                               LEVEL 1        LEVEL 2
                            QUOTED PRICES      OTHER        LEVEL 3
                              IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                             MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION               IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Equity Securities
  Common Stocks             $120,331,814(a)     $--           $--      $120,331,814
-----------------------------------------------------------------------------------
Total                       $120,331,814        $--           $--      $120,331,814
-----------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
22  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                               SELIGMAN           SELIGMAN
                                        LARGE-CAP VALUE  SMALLER-CAP VALUE
JUNE 30, 2009 (UNAUDITED)                          FUND               FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers
    (identified cost $160,107,462 and
    $123,474,519)                          $136,893,810       $120,331,814
  Affiliated money market fund
    (identified cost $472,287 and
    $ -- )                                      472,287                 --
--------------------------------------------------------------------------
Total investments in securities
  (identified cost $160,579,749 and
  $123,474,519)                             137,366,097        120,331,814
Cash                                             36,000                 --
Capital shares receivable                       645,121            329,811
Dividends receivable                            183,772             15,800
Receivable for investments sold                      --            739,823
Other assets                                      6,442             23,704
--------------------------------------------------------------------------
Total assets                                138,237,432        121,440,952
--------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                       --            568,472
Capital shares payable                          447,528            502,160
Payable for investments purchased                    --            230,866
Accrued investment management services
  fee                                             2,861              3,089
Accrued distribution fees                        54,332             50,880
Accrued transfer agency fees                    165,011            144,143
Accrued administration services fees                227                264
Accrued plan administration services
  fees                                              857              1,062
Other accrued expenses                           56,167             44,663
--------------------------------------------------------------------------
Total liabilities                               726,983          1,545,599
--------------------------------------------------------------------------
Net assets applicable to outstanding
  capital stock                            $137,510,449       $119,895,353
--------------------------------------------------------------------------



--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES (continued) --------------------------------

                                               SELIGMAN           SELIGMAN
                                        LARGE-CAP VALUE  SMALLER-CAP VALUE
JUNE 30, 2009 (UNAUDITED)                          FUND               FUND
REPRESENTED BY
Capital stock -- $.001 par value           $     13,433       $     12,546
Additional paid-in capital                  158,920,765        141,997,351
Undistributed net investment income
  (loss)                                        240,704         (1,226,254)
Accumulated net realized gain (loss)          1,549,199        (17,745,585)
Unrealized appreciation (depreciation)
  on investments
  and on translation of assets and
  liabilities in foreign currencies         (23,213,652)        (3,142,705)
--------------------------------------------------------------------------
Total -- representing net assets
  applicable to outstanding capital
  stock                                    $137,510,449       $119,895,353
--------------------------------------------------------------------------



Net assets applicable to
  outstanding shares:      Class A         $86,359,685        $65,912,717
                           Class B         $ 6,488,468        $ 7,188,902
                           Class C         $36,832,743        $36,531,924
                           Class R2        $ 7,004,143        $ 8,649,950
                           Class R5        $   825,410        $ 1,611,860
Outstanding shares of
  capital stock:           Class A           8,290,731          6,596,049
                           Class B             657,593            809,134
                           Class C           3,729,087          4,107,275
                           Class R2            677,912            881,036
                           Class R5             77,495            152,484
Net asset value per
  share:                   Class A(1)      $     10.42        $      9.99
                           Class B         $      9.87        $      8.88
                           Class C         $      9.88        $      8.89
                           Class R2        $     10.33        $      9.82
                           Class R5        $     10.65        $     10.57
-------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund is $11.06 and $10.60, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
24  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                                          SELIGMAN           SELIGMAN
                                                                   LARGE-CAP VALUE  SMALLER-CAP VALUE
SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)                                    FUND               FUND
INVESTMENT INCOME
Income:
Dividends                                                               $1,697,294       $    331,247
Income distributions from affiliated money market fund                          66                 --
-----------------------------------------------------------------------------------------------------
Total income                                                             1,697,360            331,247
-----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                         532,510            567,880
Distribution fees
  Class A                                                                   93,978             73,547
  Class B                                                                   35,049             35,976
  Class C                                                                  170,085            165,307
  Class R2                                                                  14,644             18,335
Transfer agency fees
  Class A                                                                  330,628            290,794
  Class B                                                                   28,995             35,505
  Class C                                                                  145,365            161,956
  Class R2                                                                  25,486             35,697
  Class R5                                                                  24,192             11,765
Administrative services fees                                                 1,575              1,884
Plan administration service fees -- Class R2                                   857              1,062
Compensation of board members                                                2,180              1,859
Custodian fees                                                              26,690             24,448
Printing and postage                                                        33,714             24,720
Registration fees                                                           86,785             75,932
Professional fees                                                           13,416             12,134
Other                                                                       14,356             16,709
-----------------------------------------------------------------------------------------------------
Total net expenses                                                       1,580,505          1,555,510
-----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            116,855         (1,224,263)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain(loss) on securities transactions                       1,508,889        (17,515,778)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     6,039,361         26,796,521
-----------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                    7,548,250          9,280,743
-----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $7,665,105       $  8,056,480
-----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                     SELIGMAN LARGE-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    116,855  $     995,159
Net realized gain (loss) on investments                                   1,508,889      2,739,396
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                      6,039,361    (97,135,124)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           7,665,105    (93,400,569)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --       (673,493)
    Class B                                                                      --         (8,909)
    Class C                                                                      --        (33,288)
    Class R2                                                                     --        (36,514)
    Class R5                                                                     --       (144,686)
  Net realized gain
    Class A                                                                      --       (186,866)
    Class B                                                                      --        (22,599)
    Class C                                                                      --        (93,331)
    Class R2                                                                     --        (14,383)
    Class R5                                                                     --        (22,267)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --     (1,236,336)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
26  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     SELIGMAN LARGE-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  8,768,391  $  31,962,898
  Class B shares                                                            173,102      1,193,131
  Class C shares                                                          2,422,632      8,266,235
  Class D shares*                                                               N/A      4,708,224
  Class R2 shares                                                         1,393,182      4,150,258
  Class R5 shares                                                         2,790,071      3,893,725
Reinvestment of distributions at net asset value
  Class A shares                                                            744,512        746,660
  Class B shares                                                            173,795         27,648
  Class C shares                                                            255,109        113,295
  Class R2 shares                                                            20,189         50,897
  Class R5 shares                                                            22,000        166,953
Conversions from Class B to Class A
  Class A shares                                                          1,658,638      3,862,244
  Class B shares                                                         (1,658,638)    (3,862,244)
Conversions from Class D to Class C
  Class C shares                                                                N/A     36,097,524
  Class D shares*                                                               N/A    (36,097,524)
Payments for redemptions
  Class A shares                                                        (12,926,858)   (49,173,595)
  Class B shares                                                         (1,105,638)    (7,636,483)
  Class C shares                                                         (6,118,440)   (15,329,060)
  Class D shares*                                                               N/A     (4,489,118)
  Class R2 shares                                                        (1,223,953)    (1,700,096)
  Class R5 shares                                                       (12,799,684)    (3,025,541)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (17,411,590)   (26,073,969)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (9,746,485)  (120,710,874)
Net assets at beginning of period                                       147,256,934    267,967,808
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $137,510,449  $ 147,256,934
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    240,704  $     123,849
--------------------------------------------------------------------------------------------------


* Effective May 16, 2008, Class D shares converted to Class C shares. Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                                                   SELIGMAN SMALLER-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ (1,224,263) $  (3,191,977)
Net realized gain (loss) on investments                                 (17,515,778)        79,738
Net change in unrealized appreciation (depreciation) on
  investments                                                            26,796,521   (101,939,657)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations           8,056,480   (105,051,896)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                      --     (1,580,566)
    Class B                                                                      --       (262,146)
    Class C                                                                      --       (959,601)
    Class R2                                                                     --       (161,099)
    Class R5                                                                     --       (144,624)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --     (3,108,036)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
28  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   SELIGMAN SMALLER-CAP VALUE FUND
                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2009  DEC. 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  4,304,402  $  13,331,817
  Class B shares                                                            227,356        759,192
  Class C shares                                                          2,717,674      6,387,608
  Class D shares*                                                               N/A      3,979,168
  Class R2 shares                                                         1,758,431      6,219,479
  Class R5 shares                                                         1,404,487      2,739,959
Reinvestment of distributions at net asset value
  Class A shares                                                                 --      1,342,949
  Class B shares                                                                 --        243,415
  Class C shares                                                                 --        906,427
  Class R2 shares                                                                --        160,904
  Class R5 shares                                                                --        144,625
Conversions from Class B to Class A
  Class A shares                                                            903,548      3,755,295
  Class B shares                                                           (903,548)    (3,755,295)
Conversions from Class D to Class C
  Class C shares                                                                N/A     44,023,620
  Class D shares*                                                               N/A    (44,023,620)
Payments for redemptions
  Class A shares                                                        (10,210,741)   (49,872,309)
  Class B shares                                                         (1,026,204)    (6,588,545)
  Class C shares                                                         (5,825,787)   (18,214,348)
  Class D shares*                                                               N/A     (7,377,810)
  Class R2 shares                                                        (2,219,072)    (3,648,066)
  Class R5 shares                                                        (7,376,986)    (1,992,768)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (16,246,440)   (51,478,303)
--------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note 9)                                 28,080             --
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  (8,161,880)  (159,638,235)
Net assets at beginning of period                                       128,057,233    287,695,468
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $119,895,353  $ 128,057,233
--------------------------------------------------------------------------------------------------
Excess of distributions over net investment income                     $ (1,226,254) $      (1,991)
--------------------------------------------------------------------------------------------------


* Effective May 16, 2008, Class D shares converted to Class C shares. Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------
Seligman Large-Cap Value Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)       2008       2007       2006       2005       2004
Net asset value, beginning of period                $9.77      $15.73     $14.43     $12.79     $11.62     $10.07
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .02         .10        .04        .05        .04        .06
Net gains (losses) (both realized and
 unrealized)                                          .63       (5.96)      1.26       1.60       1.13       1.52
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .65       (5.86)      1.30       1.65       1.17       1.58
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --        (.08)        --(c)    (.01)        --(c)    (.03)
Distributions from realized gains                      --        (.02)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (.10)        --(c)    (.01)        --(c)    (.03)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.42       $9.77     $15.73     $14.43     $12.79     $11.62
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                        $86         $83       $148       $137       $105        $86
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   2.02%(e)    1.61%      1.51%      1.54%      1.61%      1.62%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .53%(e)     .72%       .29%       .40%       .36%       .54%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%         28%        18%        30%        30%        17%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                     6.65%(g)  (37.20%)     9.03%     12.92%     10.08%     15.69%(h)
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Large-Cap Value Fund

CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $9.29       $14.96     $13.82     $12.33     $11.28      $9.83
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                     (.01)        (.01)      (.07)      (.05)      (.04)      (.02)
Net gains (losses) (both realized and
 unrealized)                                         .59        (5.63)      1.21       1.54       1.09       1.47
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .58        (5.64)      1.14       1.49       1.05       1.45
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends in excess of net investment income          --         (.01)        --         --         --         --
Distributions from realized gains                     --         (.02)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                   --         (.03)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.87        $9.29     $14.96     $13.82     $12.33     $11.28
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                        $6           $9        $26        $37        $51        $58
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                  2.74%(e)     2.37%      2.26%      2.29%      2.36%      2.37%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (.18%)(e)    (.04%)     (.47%)     (.35%)     (.39%)     (.20%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               6%          28%        18%        30%        30%        17%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    6.24%(g)   (37.68%)     8.25%     12.08%      9.31%     14.75%(h)
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman Large-Cap Value Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)       2008       2007       2006       2005       2004
Net asset value, beginning of period               $9.30       $14.95     $13.82     $12.32     $11.28      $9.83
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                     (.02)        (.01)      (.07)      (.05)      (.04)      (.02)
Net gains (losses) (both realized and
 unrealized)                                         .60        (5.61)      1.20       1.55       1.08       1.47
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                     .58        (5.62)      1.13       1.50       1.04       1.45
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends in excess of net investment income          --         (.01)        --         --         --         --
Distributions from realized gains                     --         (.02)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                   --         (.03)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $9.88        $9.30     $14.95     $13.82     $12.32     $11.28
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                       $37          $38        $34        $36        $38        $39
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                  2.77%(e)     2.37%      2.26%      2.29%      2.36%      2.37%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (.23%)(e)    (.04%)     (.47%)     (.35%)     (.39%)     (.21%)
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               6%          28%        18%        30%        30%        17%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                    6.24%(g)   (37.58%)     8.18%     12.18%      9.22%     14.75%(h)
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Large-Cap Value Fund

CLASS R2*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)       2008       2007       2006       2005       2004
Net asset value, beginning of period                $9.70      $15.63     $14.38     $12.76     $11.62     $10.08
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                        --(c)      .06         --(c)     .02        .01        .03
Net gains (losses) (both realized and
 unrealized)                                          .63       (5.91)      1.25       1.60       1.13       1.51
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .63       (5.85)      1.25       1.62       1.14       1.54
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --        (.06)        --         --         --         --
Distributions from realized gains                      --        (.02)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (.08)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.33       $9.70     $15.63     $14.38     $12.76     $11.62
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                         $7          $6         $8         $3         $1         $1
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   2.28%(e)    1.87%      1.76%      1.79%      1.86%      1.87%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         .26%(e)     .46%       .03%       .15%       .11%       .29%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%         28%        18%        30%        30%        17%
-----------------------------------------------------------------------------------------------------------------
Total return(f)                                     6.50%(g)  (37.41%)     8.69%     12.70%      9.81%     15.28%(h)
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman Large-Cap Value Fund

CLASS R5*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                    Fiscal period ended Dec. 31,
                                                  2009(i)       2008       2007       2006       2005       2004
Net asset value, beginning of period                $9.96      $16.04     $14.64     $12.96     $11.70     $10.13
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                       .05         .18        .13        .13        .12        .12
Net gains (losses) (both realized and
 unrealized)                                          .64       (6.10)      1.28       1.64       1.14       1.54
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                      .69       (5.92)      1.41       1.77       1.26       1.66
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                   --        (.14)      (.01)      (.09)      --(c)      (.09)
Distributions from realized gains                      --        (.02)        --         --         --         --
-----------------------------------------------------------------------------------------------------------------
Total distributions                                    --        (.16)      (.01)      (.09)      --(c)      (.09)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.65       $9.96     $16.04     $14.64     $12.96     $11.70
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                         $1         $10        $15        $13        $11        $10
-----------------------------------------------------------------------------------------------------------------
Total expenses(d)                                   1.36%(e)     .98%       .95%       .97%       .97%       .99%
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.22%(e)    1.35%       .85%       .97%      1.00%      1.17%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                6%         28%        18%        30%        30%        17%
-----------------------------------------------------------------------------------------------------------------
Total return                                        6.93%(g)  (36.84%)     9.62%     13.66%     10.78%     16.37%(h)
-----------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Rounds to zero.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis. The Non-Recurring Charges (see Note 3 to the Financial Statements) have not been annualized, as they represent a one-time occurrence.
(f) Total return does not reflect payment of a sales charge. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.
(g) Not annualized.
(h) Excluding the effect of certain payments received from the Fund's predecessor investment manager in 2004, total returns would have been as follows: Class A 15.68%, Class B 14.74%, Class C 14.74%, Class R2 15.27% and Class R5 16.36%.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------
Seligman Smaller-Cap Value Fund

CLASS A
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Dec. 31,
                                                  2009(i)          2008        2007        2006        2005        2004
Net asset value, beginning of period                $9.23         $15.92      $17.67      $15.82      $16.78      $14.30
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.08)          (.17)       (.21)       (.22)       (.16)       (.07)
Net gains (losses) (both realized and
 unrealized)                                          .84          (6.33)       1.43        3.51        (.37)       2.99
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .76          (6.50)       1.22        3.29        (.53)       2.92
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                      --           (.19)      (2.97)      (1.44)       (.43)       (.44)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.99          $9.23      $15.92      $17.67      $15.82      $16.78
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                        $66            $66        $155        $168        $174        $167
------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   2.34%(d)       1.89%       1.71%       1.74%       1.76%       1.75%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (1.76%)(d)     (1.30%)     (1.17%)     (1.27%)     (1.01%)      (.44%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                5%            16%         27%         35%         25%         33%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                     8.23%(f),(g) (41.19%)      6.26%      21.38%      (3.08%)     20.58%(h)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman Smaller-Cap Value Fund

CLASS B
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Dec. 31,
                                                  2009(i)          2008        2007        2006        2005        2004
Net asset value, beginning of period                $8.23         $14.34      $16.30      $14.79      $15.84      $13.63
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.10)          (.24)       (.32)       (.32)       (.26)       (.17)
Net gains (losses) (both realized and
 unrealized)                                          .75          (5.68)       1.33        3.27        (.36)       2.82
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .65          (5.92)       1.01        2.95        (.62)       2.65
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                      --           (.19)      (2.97)      (1.44)       (.43)       (.44)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.88          $8.23      $14.34      $16.30      $14.79      $15.84
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                         $7             $8         $27         $41         $56         $92
------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   3.11%(d)       2.64%       2.46%       2.48%       2.51%       2.50%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (2.53%)(d)     (2.05%)     (1.92%)     (2.02%)     (1.76%)     (1.19%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                5%            16%         27%         35%         25%         33%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                     7.90%(f),(g) (41.68%)      5.47%      20.56%      (3.84%)     19.61%(h)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund

CLASS C
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Dec. 31,
                                                  2009(i)          2008        2007        2006        2005        2004
Net asset value, beginning of period                $8.24         $14.34      $16.30      $14.80      $15.84      $13.63
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.10)          (.23)       (.32)       (.32)       (.26)       (.17)
Net gains (losses) (both realized and
 unrealized)                                          .75          (5.68)       1.33        3.26        (.35)       2.82
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .65          (5.91)       1.01        2.94        (.61)       2.65
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                      --           (.19)      (2.97)      (1.44)       (.43)       (.44)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.89          $8.24      $14.34      $16.30      $14.80      $15.84
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                        $37            $37         $32         $36         $38         $44
------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   3.10%(d)       2.63%       2.46%       2.48%       2.51%       2.50%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (2.52%)(d)     (2.05%)     (1.92%)     (2.02%)     (1.76%)     (1.19%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                5%            16%         27%         35%         25%         33%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                     7.89%(f),(g) (41.61%)      5.47%      20.48%      (3.78%)     19.61%(h)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------
Seligman Smaller-Cap Value Fund

CLASS R2*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Dec. 31,
                                                  2009(i)          2008        2007        2006        2005        2004
Net asset value, beginning of period                $9.08         $15.70      $17.53      $15.72      $16.73      $14.31
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.09)          (.19)       (.25)       (.26)       (.20)       (.11)
Net gains (losses) (both realized and
 unrealized)                                          .83          (6.24)       1.39        3.51        (.38)       2.97
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .74          (6.43)       1.14        3.25        (.58)       2.86
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                      --           (.19)      (2.97)      (1.44)       (.43)       (.44)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.82          $9.08      $15.70      $17.53      $15.72      $16.73
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                         $9             $9         $11          $4          $3          $2
------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   2.58%(d)       2.14%       1.96%       1.99%       2.01%       2.00%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       (2.00%)(d)     (1.55%)     (1.42%)     (1.52%)     (1.26%)      (.69%)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                5%            16%         27%         35%         25%         33%
------------------------------------------------------------------------------------------------------------------------
Total return(e)                                     8.15%(f),(g) (41.32%)      5.83%      21.27%      (3.39%)     20.15%(h)
------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Seligman Smaller-Cap Value Fund

CLASS R5*
PER SHARE INCOME AND CAPITAL CHANGES(a)


                                                                       Fiscal period ended Dec. 31,
                                                  2009(i)          2008        2007        2006        2005        2004
Net asset value, beginning of period                $9.72         $16.65      $18.26      $16.21      $17.09      $14.48
------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                      (.05)          (.08)       (.12)       (.12)       (.07)        .02
Net gains (losses) (both realized and
 unrealized)                                          .90          (6.66)       1.48        3.61        (.38)       3.03
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      .85          (6.74)       1.36        3.49        (.45)       3.05
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                      --           (.19)      (2.97)      (1.44)       (.43)       (.44)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $10.57          $9.72      $16.65      $18.26      $16.21      $17.09
------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                                         $2             $7         $11         $10          $9          $9
------------------------------------------------------------------------------------------------------------------------
Total expenses(c)                                   1.44%(d)       1.19%       1.15%       1.18%       1.18%       1.19%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        (.85%)(d)      (.61%)      (.61%)      (.71%)      (.43%)       .12%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                5%            16%         27%         35%         25%         33%
------------------------------------------------------------------------------------------------------------------------
Total return                                        8.75%(f),(g) (40.82%)      6.85%      22.11%      (2.56%)     21.23%(h)
------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
* Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(d) Adjusted to an annual basis. The Non-Recurring Charges (See Note 3 to the Financial Statements) have not been annualized, as they represent a one-time occurrence.
(e) Total return does not reflect payment of a sales charge. Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.
(f) Not annualized.
(g) During the six months ended June 30, 2009, the Fund received its portion of the proceeds from a regulatory settlement between an unaffiliated third party and the Securities and Exchange Commission. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(h) Excluding the effect of certain payments received from the Fund's predecessor investment manager in 2004, total returns would have been as follows: Class A 20.57%, Class B 19.60%, Class C 19.60%, Class R2 20.14% and Class R5 21.22%.
(i) Six months ended June 30, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2009)

1. ORGANIZATION

Each Fund is a series of Seligman Value Fund Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940
Act) as a diversified, open-end management investment company. Each Fund has one billion authorized shares of capital stock.

Seligman Large-Cap Value Fund (Large-Cap Value Fund) -- generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Fund.

Seligman Smaller-Cap Value Fund (Smaller-Cap Value Fund) -- generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Fund.

Each Fund offers Class A, Class B, Class C, Class R2 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and if originally purchased on or after June 13, 2009, will automatically convert to Class A shares one month after the completion of the eighth year of ownership. Class B shares originally purchased in the Fund on or before June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively. Class R2 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Prior to June 13, 2009, Class R shares (redesignated to Class R2 shares) charged a 1% CDSC on shares sold within one year of initial purchase.

Effective May 16, 2008, Class D shares converted to Class C shares and as of this date the Funds no longer offer Class D shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
40  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by each Fund's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of RiverSource Investments, LLC (RiverSource Investments or the Investment Manager), as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.


--------------------------------------------------------------------------------
42  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid at the end of the calendar year, when available, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. Effective June 29, 2009, the management fee is equal to a percentage of each Fund's average daily net assets that declines annually as the Fund's assets increase. The annual percentage range for each Fund is as follows:

FUND                                          PERCENTAGE RANGE
--------------------------------------------------------------
Large-Cap Value Fund                          0.755% to 0.565%
Smaller-Cap Value Fund                        0.935% to 0.745%


Prior to June 29, 2009, the Investment Manager received a fee equal to the following percentage of the Fund's average daily net assets:

FUND                                              PERCENTAGE
------------------------------------------------------------
Large-Cap Value Fund                                 0.80%
Smaller-Cap Value Fund                               1.00%


The management fee for the six months ended June 30, 2009 is the following percentage of the Fund's average daily net assets:

FUND                                              PERCENTAGE
------------------------------------------------------------
Large-Cap Value Fund                                 0.80%
Smaller-Cap Value Fund                               1.00%


The reduction in the investment management services fee applicable to each Fund on June 29, 2009 is related to the elimination of the administrative portion of the management fee that is now being charged separately to each Fund through the Administrative Services Agreement with Ameriprise Financial. See Administrative services fees below for more information.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, effective June 29, 2009, each Fund pays Ameriprise Financial a fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines annually as the Fund's assets increase. The annual percentage range for each Fund is as follows:

FUND                                           PERCENTAGE RANGE
---------------------------------------------------------------
Large-Cap Value Fund                            0.06% to 0.03%
Smaller-Cap Value Fund                          0.08% to 0.05%


The fee was the following percentage of each Fund's average daily net assets for the six months ended June 30, 2009 (annualized):

FUND                                              PERCENTAGE
------------------------------------------------------------
Large-Cap Value Fund                                0.001%
Smaller-Cap Value Fund                              0.002%


Prior to June 29, 2009, Ameriprise Financial administered certain aspects of each Fund's business and other affairs for no additional fee. The fees payable under the Administrative Services Agreement beginning on June 29, 2009 are offset by corresponding decreases in the investment management fees charged to each Fund and the elimination of separate fees that were previously payable to State Street Bank and Trust Company, in its capacity as the Funds' prior administrative agent.

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended June 30, 2009, other expenses paid to this company were $596 for Large-Cap Value Fund and $498 for Smaller-Cap Value Fund.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Funds under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other funds in the RiverSource Family of Funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each fund until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
44  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Effective June 15, 2009, each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

Prior to June 15, 2009, Seligman Data Corp. (SDC), owned by six associated investment companies, provided shareholder servicing and transfer agency services to each Fund, as well as certain other Seligman funds. In January 2009, the Board approved each Fund's termination of the shareholder servicing and transfer agency relationship with SDC, and the engagement of RiverSource Service Corporation to provide shareholder servicing and transfer agency services. As a result of the Board's termination of the shareholder servicing and transfer agency relationship with SDC (which was SDC's sole business), SDC has exited the transfer agent business, effective June 15, 2009.

For the period from Jan. 1, 2009 to June 15, 2009, SDC charged $304,536 and $311,151 to Large-Cap Value Fund and Smaller-Cap Value Fund, respectively, for shareholder account and transfer agent services in accordance with a methodology approved by each Fund's Board. Class R5 shares (formerly designated Class I shares prior to June 13, 2009) received more limited shareholder services than each Fund's other classes of shares. SDC did not allocate to Class R5 the costs of any of its departments that did not provide services to the Class R5 shareholders. Costs of SDC directly attributable to the other classes of each Fund were charged to those classes in proportion to their relative net asset values. Costs directly attributable to Class R5 shares were charged to Class R5. The remaining charges were allocated to all classes by SDC pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

In connection with the termination of each Fund's relationship with SDC, each Fund incurred certain non-recurring charges, including charges relating to the remaining periods of SDC's leases (the Non-Recurring Charges). These Non-

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Recurring Charges were incurred over a period from Jan. 28, 2009 to June 12, 2009, and amounted to $204,145, or 0.15% for Large-Cap Value Fund and $176,784, or 0.15% for Smaller-Cap Value Fund of each Fund's average daily net assets for the six months ended June 30, 2009 (not annualized). These Non-Recurring Charges are included in transfer agency fees in the Statement of Operations. The liability remaining at June 30, 2009 for Non-Recurring Charges amounted to $163,671 and $142,637 for Large-Cap Value Fund and Smaller-Cap Value Fund, respectively, and is included within accrued transfer agency fees in the Statement of Assets and Liabilities.

Each Fund and certain other associated investment companies (together, the Guarantors) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by SDC, including the payment of rent by SDC (the Guaranty). The lease and the related Guaranty expire in January 2019. The obligation of each Fund to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on each Fund's percentage of the expenses billed by SDC to all Guarantors in the preceding calendar quarter. As of June 30, 2009, the Corporation's total potential future obligation under the Guaranty over the life of the Guaranty is $649,600. The net present value of this obligation as of June 12, 2009 has been expensed as part of the aforementioned Non-Recurring Charges.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement, effective June 15, 2009, each Fund pays the Transfer Agent an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares.

For Class B and Class C shares, of the 1.00% fee, up to 0.75% was reimbursed for distribution expenses. For Class R shares (redesignated Class R2 shares on June 13, 2009), of the 0.50% fee, up to 0.25% of the fee was reimbursed for distribution expenses. The amount of distribution expenses incurred by the

--------------------------------------------------------------------------------
46  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Distributor and not yet reimbursed (unreimbursed expense) for the Funds was approximately as follows:

FUND                                 CLASS B    CLASS C    CLASS R
------------------------------------------------------------------
Large-Cap Value Fund                $123,000  $3,269,000  $119,000
Smaller-Cap Value Fund               133,000   2,922,000   206,000


These amounts are based on the most recent information available as of April 30, 2009, and may be recovered from future payments under the distribution plan or from CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended June 30, 2009 are as follows:

FUND                              CLASS A  CLASS B  CLASS C  CLASS R2
---------------------------------------------------------------------
Large-Cap Value Fund              $23,692   $4,317   $3,774     $0
Smaller-Cap Value Fund              9,588    4,830    1,124      0


Effective June 13, 2009, the 1% CDSC was eliminated for Class R2 shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES Effective Aug. 10, 2009, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 11, 2011, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets for Smaller-Cap Value Fund:

Class A.............................................  1.33%
Class B.............................................  2.10
Class C.............................................  2.09
Class R2............................................  1.68
Class R5............................................  0.93


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. SECURITIES TRANSACTIONS

For the six months ended June 30, 2009, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                      PURCHASES    PROCEEDS
----------------------------------------------------------------
Large-Cap Value Fund                     $7,745,931  $25,381,064
Smaller-Cap Value Fund                    5,868,272   23,246,179


Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated are as follows:

                               LARGE- CAP VALUE FUND        SMALLER-CAP VALUE FUND
                           ----------------------------  ----------------------------
                             SIX MONTHS                    SIX MONTHS
                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                           JUNE 30, 2009  DEC. 31, 2008  JUNE 30, 2009  DEC. 31, 2008
-------------------------------------------------------------------------------------
CLASS A
-------------------------------------------------------------------------------------
Sold                          1,025,827      2,425,751        496,354      1,055,279
Converted from Class B
  shares(a)                     186,519        279,958        101,967        295,701
Reinvested distributions             --         81,160             --        101,893
Redeemed                     (1,432,991)    (3,697,343)    (1,200,297)    (3,993,582)
-------------------------------------------------------------------------------------
Net increase (decrease)        (220,645)      (910,474)      (601,976)    (2,540,709)
-------------------------------------------------------------------------------------

CLASS B
-------------------------------------------------------------------------------------
Sold                             39,664         93,476         28,816         65,256
Reinvested distributions             --          3,207             --         20,611
Converted to Class A
  shares(a)                    (195,288)      (295,263)      (114,323)      (329,635)
Redeemed                       (129,246)      (609,698)      (135,598)      (594,941)
-------------------------------------------------------------------------------------
Net increase (decrease)        (284,870)      (808,278)      (221,105)      (838,709)
-------------------------------------------------------------------------------------

CLASS C
-------------------------------------------------------------------------------------
Sold                            305,048        714,561        351,058        606,541
Converted from Class D
  shares(b)                         N/A      2,417,785            N/A      3,285,345
Reinvested distributions             --         13,145             --         76,686
Redeemed                       (708,156)    (1,315,399)      (758,518)    (1,700,317)
-------------------------------------------------------------------------------------
Net increase (decrease)        (403,108)     1,830,092       (407,460)     2,268,255
-------------------------------------------------------------------------------------

CLASS D(b)
-------------------------------------------------------------------------------------
Sold                                N/A        330,752            N/A        312,475
Redeemed                            N/A       (319,920)           N/A       (580,597)
Converted to Class C
  shares(b)                         N/A     (2,422,653)           N/A     (3,290,256)
-------------------------------------------------------------------------------------
Net increase (decrease)             N/A     (2,411,821)           N/A     (3,558,378)

-------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
48  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                               LARGE- CAP VALUE FUND        SMALLER-CAP VALUE FUND
                           ----------------------------  ----------------------------
                             SIX MONTHS                    SIX MONTHS
                               ENDED        YEAR ENDED       ENDED        YEAR ENDED
                           JUNE 30, 2009  DEC. 31, 2008  JUNE 30, 2009  DEC. 31, 2008
-------------------------------------------------------------------------------------
CLASS R2(c)
-------------------------------------------------------------------------------------
Sold                            153,157        315,260        211,469        503,827
Reinvested distributions             --          5,585             --         12,396
Redeemed                       (142,755)      (139,814)      (271,088)      (295,884)
-------------------------------------------------------------------------------------
Net increase (decrease)          10,402        181,031        (59,619)       220,339
-------------------------------------------------------------------------------------

CLASS R5(c)
-------------------------------------------------------------------------------------
Sold                            342,410        302,874        160,489        227,964
Reinvested distributions             --         17,757             --         10,450
Redeemed                     (1,314,150)      (235,673)      (769,672)      (156,839)
-------------------------------------------------------------------------------------
Net increase (decrease)        (971,740)        84,958       (609,183)        81,575
-------------------------------------------------------------------------------------


(a) Automatic conversion of Class B shares to Class A shares.
(b) Effective May 16, 2008, Class D shares converted to Class C shares.
(c) Effective June 13, 2009, Class R and Class I shares were redesignated as Class R2 and Class R5 shares, respectively.

6. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of each Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund for the six months ended June 30, 2009 are as follows:

FUND                                       PURCHASES   PROCEEDS
----------------------------------------------------------------
Large-Cap Value Fund                      $3,699,659  $3,227,372
Smaller-Cap Value Fund                            77          77


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


other temporary or emergency purposes. The credit facility became effective on June 18, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each participating fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

Under the prior credit facility which was effective until June 17, 2009, each Fund participated in a joint $200 million committed line of credit that was shared by substantially all funds in the Seligman Group of Investment Companies. The Board had limited each Fund's borrowings to 10% of its net assets. Borrowings pursuant to the credit facility were subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurred a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may have been drawn upon only for temporary purposes and was subject to certain other customary restrictions. The Funds had no borrowings during the six months ended June 30, 2009.

8. PROCEEDS FROM REGULATORY SETTLEMENT

During the six months ended June 30, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds, Smaller Cap Value Fund received $28,080, which represented the Fund's portion of the proceeds from the settlement (the Fund was not a party to the proceeding). The proceeds received by the Fund were recorded as an increase to additional paid-in capital.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing

--------------------------------------------------------------------------------
50  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

For federal income tax purposes, Smaller-Cap Value Fund had a capital loss carry-over of $243,011 at Dec. 31, 2008, that if not offset by capital gains will expire in 2016. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through Aug. 21, 2009, the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings

--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other

--------------------------------------------------------------------------------
52  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  53

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds (for RiverSource or Threadneedle funds) or seligman.com (for Seligman funds); or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
54  SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  -----------------------

On March 11, 2009, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2009 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP effective March 18, 2009. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended Dec. 31, 2008 and the year ended Dec. 31, 2007 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through March 11, 2009 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.


--------------------------------------------------------------------------------
                        SELIGMAN VALUE FUND SERIES -- 2009 SEMIANNUAL REPORT  55

SELIGMAN VALUE FUND SERIES
734 Ameriprise Financial Center
Minneapolis, MN 55474

SELIGMAN.COM


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. Seligman mutual funds are part of the
                           RiverSource Family of Funds, and are distributed by
                           RiverSource Fund Distributors, Inc., Member FINRA, and
                           managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc. Seligman is an offering brand of RiverSource Investments.
(SELIGMAN LOGO)            (C)2009 RiverSource Investments, LLC.                                 SL-9947 A (8/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Seligman Value Fund Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date September 2, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 2, 2009